Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2—Summary of Significant Accounting Policies
Basis of Presentation
The consolidated financial statements reflect the financial condition, results of operations and cash flows of the Company and have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). All intercompany balances and transactions between the consolidated subsidiaries comprising the Company have been eliminated in the accompanying consolidated financial statements.
The Business Combination was treated as a reverse recapitalization transaction between entities under common control, whereby PWP OpCo was considered the accounting acquirer and predecessor entity and therefore recognized the carrying value of the net assets of FTIV as an equity contribution with no incremental goodwill or intangible assets. The historical operations of PWP OpCo are deemed to be those of the Company. Thus, the consolidated financial statements included in this Annual Report on Form 10-K reflect (i) the historical operating results of PWP OpCo prior to the Business Combination and (ii) the combined results of the Company following the Business Combination. See Note 3—Business Combination for additional discussion related to the transaction.
Prior to the Separation in February 2019, assets and liabilities held by PWP Group were for both the Advisory and Asset Management businesses. Based on an evaluation of the guidance under SAB Topic 5.z.7, Accounting for the spin-off of a subsidiary, it was determined that the Separation should be reflected as a change in reporting entity. As such, the accompanying consolidated financial statements of the Company retroactively reflect the Separation, including all distributions and transactions in conjunction therewith, and exclude the Asset Management business for the year ended December 31, 2019.
Assets and liabilities associated with the Asset Management business that historically were held at PWP Group were specifically identified and allocated to the Asset Management business using the same methodology applied at the time of the Separation and therefore were removed from these consolidated financial statements along with their related cash flows. The Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income (Loss) reflect the Advisory business’ share of certain corporate functions and shared services, including, but not limited to, executive oversight, accounting, treasury, tax, legal, compliance, human resources, rent and occupancy, procurement, information technology, and other shared services. Where feasible, the expense allocations were made on a specific identification basis, and in other cases, these expenses were allocated based on a pro-rata basis of headcount, relative usage or another basis depending on the nature of the expense. Refer to Note 17—Related Party Transactions for further information.
Use of Estimates
The preparation of the consolidated financial statements and related disclosures in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates and the assumptions underlying these estimates are reviewed periodically, and the effects of revisions are reflected in the period in which they are determined to be necessary.
In preparing the consolidated financial statements, management makes estimates regarding the following:
•measurement of amount due pursuant to the tax receivable agreement;
•measurement and timing of revenue recognition;
•adequacy of the allowance for credit losses;
•measurement and realization of deferred taxes;
•measurement of equity-based awards;
•evaluation of goodwill and intangible assets;
•fair value measurement of financial instruments; and
•other matters that affect the reported amounts and disclosures of contingencies in the consolidated financial statements.
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents includes cash and highly liquid investments with original maturities of three months or less from the date of purchase. As of December 31, 2021 and 2020 the Company had no cash equivalents. The Company maintains cash with banks and brokerage firms, which from time to time may exceed federally insured limits.
Restricted cash represents cash that is not readily available for general purpose cash needs. As of December 31, 2021 and 2020, the Company had restricted cash of $2.0 million and $1.8 million, respectively, maintained as collateral for letters of credit related to certain office leases.
A reconciliation of the Company’s cash, cash equivalents and restricted cash as of December 31, 2021 and 2020 is presented below:

	December 31,
	2021	2020
Cash	$502,773	$329,063
Cash equivalents	—	—
Restricted cash	2,002	1,845
Cash, cash equivalents and restricted cash as shown on statements of cash flows	$504,775	$330,908
Accounts Receivable
Accounts receivable are presented net of allowance for credit losses based on the Company’s assessment of collectability. The Company regularly reviews its accounts receivable for collectability and an allowance is recognized for credit losses, if required. As of December 31, 2021 and 2020, $2.5 million and $5.1 million of accrued revenue, respectively, was included in Accounts receivable, net of allowance for credit losses on the Consolidated Statements of Financial Condition. These amounts represent amounts due from clients and recognized as revenue in accordance with the Company’s revenue recognition policies but unbilled at the end of the period.
Accounts receivable represents amounts due from clients from various industry and geographic backgrounds. As of December 31, 2021, certain accounts receivable in the aggregate amount of $13.6 million, were individually greater than 10% of the Company’s gross accounts receivable and were concentrated with two clients. Of that amount, $6.7 million was subsequently received after year end. As of December 31, 2020, no accounts receivable were individually greater than 10% of the Company’s total gross accounts receivable.
Allowance for Credit Losses
On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) under the modified retrospective approach. This new standard replaces the incurred loss impairment methodology for financial instruments with the current expected credit loss (“CECL”) model which requires an estimate of future credit losses.
The Company maintains an allowance for credit losses that, in management’s opinion, provides for an adequate reserve to cover estimated losses on accounts receivable. The Company determines the adequacy of the allowance by estimating the probability of loss based on the Company’s historical credit loss experience of its client receivables and taking into consideration current market conditions and supportable forecasts that affect the collectability of the reported amount. The Company updates its average credit loss rates periodically and maintains a quarterly allowance review process to consider current factors that would require an adjustment to the credit loss allowance. In addition, the Company periodically performs a qualitative assessment to monitor risks associated with current and forecasted conditions that may require an adjustment to the expected credit loss rates. The Company also regularly reviews the age of the receivables, credit worthiness of the client and the current economic conditions that may affect a client’s ability to pay such amounts owed to the Company and as a result may recognize a specific credit loss reserve. Changes to expected credit losses during the period are included in General, administrative and other expenses in the Consolidated Statements of Operations. After concluding that a reserved accounts receivable is no longer collectible, the Company reduces both the gross receivable and the allowance for credit losses.
Consolidation
The Company’s policy is to consolidate entities in which the Company has a controlling financial interest and variable interest entities where the Company is deemed to be the primary beneficiary. The Company is deemed to be the primary beneficiary of a variable interest entity (“VIE”) when it has both (i) the power to make the decisions that most significantly affect the economic performance of the VIE and (ii) the obligation to absorb significant losses or the right to receive benefits that could potentially be significant to the VIE. PWP is the primary beneficiary of and consolidates PWP OpCo, a VIE. As of December 31, 2021 and December 31, 2020, the net assets of PWP OpCo were $268.5 million and $74.2 million, respectively. As of December 31, 2021 and December 31, 2020, the Company did not consolidate any VIEs other than PWP OpCo that were deemed material to the consolidated financial statements.
Equity Method Investments
When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity’s operating and financial decisions, the Company applies the equity method of accounting. The investment balance related to an equity method investee reflects the Company’s share of contributions made to, distributions received from, and the equity earnings and losses of the investee. Equity method investments are included within Prepaid expenses and other assets on the Consolidated Statements of Financial Condition. The Company reflects its share of income and losses of the investee in Other income (expense) on the Consolidated Statements of Operations using the most recently available earnings data for the reporting period.
Fair Value of Financial Instruments
The carrying values of the Company’s financial instruments approximate their fair value as of December 31, 2021 and 2020 due to their short-term nature or the bearing of market interest rates. Refer to Note 16—Fair Value Measurements and Investments for discussion on the fair value of the Company’s assets and liabilities that qualify as financial instruments under Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement (“ASC 820”).
Fixed Assets
Fixed assets include furniture and fixtures, equipment, software development costs and leasehold improvements, which are all stated at cost less accumulated depreciation and amortization. Depreciation and amortization are determined using the straight-line method over the estimated useful lives of the assets, including (i) five years for furniture, fixtures and equipment; (ii) the lesser of the estimated life of the improvement or the remaining term of the lease for leasehold improvements; and (iii) three years for software development costs. The Company evaluates fixed assets for impairment whenever events or changes in circumstances indicate that an asset’s carrying value may not be fully recovered.
Prepaid Expenses and Other Assets
Generally, the majority of Prepaid expenses and other assets consists of prepaid expenses. Prepaid expenses relate to various services, including subscriptions, software licenses and insurance, which are amortized over the life, related service period or policy.
When applicable, deferred offering costs are also presented within Prepaid expenses and other assets. As of December 31, 2020, cumulative offering costs of $9.1 million were deferred in relation to the Business Combination and were netted against proceeds of the Business Combination on the Closing Date. Prior to the Business Combination, the Company had deferred $14.8 million of costs associated with its pursuit of a traditional initial public offering, but upon termination of this process in May 2020, expensed this amount to Professional fees on the Consolidated Statements of Operations.
As of December 31, 2021, Prepaid expenses and other assets included deferred offering costs of $0.9 million related to a primary offering of shares of its Class A common stock. Refer to Note 20—Subsequent Events for additional information regarding this offering.
Warrants
The Company evaluated the public and private warrants under ASC Topic 815, Derivatives and Hedging (“ASC 815”), and concluded that they do not meet the criteria to be classified as equity in the Consolidated Statements of Financial Condition. Since the public and private warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities at fair value upon the closing of the Business Combination in accordance with ASC 820, Fair Value Measurement, with subsequent changes in their respective fair values recorded in Change in fair value of warrant liabilities on the Consolidated Statements of Operations and on the Consolidated Statements of Cash Flows.
Tax Receivable Agreement
In connection with the Business Combination as described in Note 3—Business Combination, PWP entered into a tax receivable agreement with PWP OpCo, Professional Partners and ILPs under which PWP agreed to payment of 85% of the amount of savings, if any, that PWP realizes in U.S. federal, state, local and foreign income taxes as a result of (i) the Business Combination and related transactions, (ii) exchanges of interests in PWP OpCo for cash or stock of the Company and certain other transactions and (iii) payments made under the tax receivable agreement. Management’s best estimate of the amounts expected to be owed in connection with the tax receivable agreement at each reporting date are reported within the Amount due pursuant to tax receivable agreement on the Consolidated Statements of Financial Condition.
Goodwill and Intangible Assets
Goodwill is recorded for the excess of the fair value of consideration transferred over the fair value of identifiable net assets, including other intangibles, acquired at the time of an acquisition. Goodwill is periodically reviewed, and tested at least annually, for impairment, and when certain events or circumstances indicate impairment may exist. Goodwill is tested for impairment at the reporting unit level. A reporting unit is a component of an operating segment for which discrete financial information is available that is regularly reviewed by management.
In accordance with ASC Topic 350, Intangibles—Goodwill and Other (“ASC 350”), the Company can opt to perform a qualitative assessment to test goodwill for impairment to determine whether it is more likely than not (a likelihood of more than 50 percent) that an impairment has occurred. If it is determined that it is more likely than not that the reporting unit’s fair value is less than its carrying value, a quantitative assessment is performed to (i) calculate the fair value of the reporting unit and compare it to its carrying value; and (ii) if the carrying value exceeds its fair value, an impairment loss is recognized for the excess. Alternatively, the Company can forego the qualitative assessment and only perform the quantitative assessment to test goodwill for impairment.
Intangible assets are derived from customer relationships, trade names and trademarks. Identifiable finite-lived intangible assets are amortized on a straight-line basis over the estimated useful lives of ten years, reflecting the average time over which such intangible assets are expected to contribute to cash flow. The Company reviews intangible assets for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable.
Deferred Compensation
The Company enters into certain deferred compensation arrangements whereby portions of compensation related to certain employees and partners are deferred and paid in later periods. The deferred compensation amounts are charged to expenses over the period that each employee and partner is required to provide services in order to vest in the payment. Refer to Note 14—Other Compensation and Benefits for further information.
Leases
See Note 5—Leases for further information regarding leases that fall under ASC Topic 842, Leases (“ASC 842”).
Income Taxes
Prior to the Business Combination, the Company operated as a partnership, and therefore, was generally not subject to U.S. federal and state corporate income taxes. Subsequent to the Business Combination, PWP is a corporation and is subject to U.S. federal and state corporate income taxes on its proportionate share of taxable income generated by the operating partnership, PWP OpCo, as well as any standalone income (or loss) generated at the PWP entity level. PWP OpCo is treated as a partnership, and as a result, taxable income (or loss) generated by PWP OpCo flows through to its limited partners, including PWP, and is generally not subject to U.S. federal or state income tax at the partnership level. The Company primarily conducts business through disregarded entities held by PWP OpCo, as well as non-U.S. subsidiaries which generally operate as corporate entities in various non-U.S. jurisdictions. Certain non-U.S. subsidiaries are subject to income taxes in their respective local jurisdictions, and therefore, the related income tax provision is reported in the Consolidated Statements of Operations.
Taxes are accounted for using the asset and liability method of accounting pursuant to ASC Topic 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases, using tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period when the change is enacted. Deferred tax assets are reduced by a valuation allowance when it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The realization of deferred tax assets is dependent on the amount, timing and character of the Company’s future taxable income. When evaluating the realizability of deferred tax assets, all evidence – both positive and negative – is considered. This evidence includes, but is not limited to, expectations regarding future earnings, future reversals of existing temporary tax differences and tax planning strategies.
The Company analyzes its tax positions for all U.S. federal, state and local tax jurisdictions where it is required to file income tax returns in accordance with the provisions of ASC 740. This standard establishes consistent thresholds for recognizing the benefits of tax return positions in the financial statements as more-likely-than-not to be sustained by the relevant taxing authority upon audit. This standard requires a two-step process in which (i) determination is made whether it is more-likely-than-not that the tax position will be sustained based on the technical merits of the position, and (ii) those tax positions that meet the more-likely-than-not threshold are recognized as the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related tax authority. If upon performance of an assessment pursuant to ASC 740 the Company determines that uncertainties in tax positions exist that do not meet the minimum threshold for recognition of the related tax benefit, a liability is recorded in the consolidated financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as Interest expense and General, administrative and other expenses in the Consolidated Statements of Operations.
Refer to Note 9—Income Taxes for further information.
Debt Discounts and Issuance Costs
The Company presents its outstanding debt principal, net of the unamortized debt discounts and issuance costs on the Consolidated Statements of Financial Condition. Debt discounts and issuance costs are amortized using the effective interest method to determine interest expense over the life of the underlying debt instrument.
Foreign Currencies
In the normal course of business, the Company may enter into transactions not denominated in U.S. dollars. Foreign exchange gains and losses arising from such transactions are included in Other income (expense) in the Consolidated Statements of Operations. In addition, the Company consolidates its foreign subsidiaries that have non-U.S. dollar functional currencies. Non-U.S. dollar denominated assets and liabilities are translated to U.S. dollars at the exchange rate prevailing at the reporting date and income, expenses, gains and losses are translated using the average exchange rate throughout the period. Cumulative translation adjustments arising from the translation of non-U.S. dollar denominated operations are included as a component of Accumulated other comprehensive loss in the Consolidated Statements of Changes in Equity.
Revenue and Expense Recognition
See Note 4—Revenue and Receivables from Contracts with Customers for further information on contracts within the scope of ASU 2014-09.
Interest Income
The Company typically earns interest on cash at banks, which is recorded on an accrual basis.
Compensation and Benefits
Compensation and benefits expense consists of salaries, bonuses (discretionary awards and guaranteed amounts), severance, deferred compensation, as well as payroll and related taxes and benefits for the Company’s employees. In all instances, compensation expense is accrued over the requisite service period. Refer to Note 14—Other Compensation and Benefits for further information.
Equity-based compensation relates to equity-based awards granted to employees and partners of the Company. In all instances of equity-based awards, compensation expense is recognized over the requisite vesting period in an amount equal to the fair value of the awards at the grant date. Equity-based compensation expense for employees and partners is included in Equity-based compensation on the Consolidated Statements of Operations and equity-based compensation expense for non-employees is included in Professional fees on the Consolidated Statements of Operations. Refer to Note 13—Equity-Based Compensation for detail of amounts included in each financial statement line item. The Company accounts for forfeitures of awards as they occur rather than applying an estimated forfeiture rate. For an award with service-only conditions that has a graded vesting schedule, the Company recognizes the compensation cost for the entire award on a straight-line basis over the requisite service period, ensuring that the amount recognized is at least equal to the vested portion of the award at each reporting date.
Non-Controlling Interests
For entities that are consolidated but not 100% owned, a portion of the income or loss and equity is allocated to holders of the non-controlling interest. The aggregate of the income or loss and corresponding equity that is owned by the holders of the non-controlling interest is included in non-controlling interest in the consolidated financial statements. Non-controlling interests are presented as a separate component of equity on the Consolidated Statements of Financial Condition. Net income (loss) includes the net income (loss) attributable to the holders of the non-controlling interests on the Consolidated Statements of Operations. Profits and losses of PWP OpCo are allocated to the non-controlling interests in proportion to their ownership interest regardless of their basis, with an exception for certain equity-based compensation expense which are fully attributed to non-controlling interests. Refer to Note 13—Equity-Based Compensation for further information.
Net Income (Loss) Per Share
Basic net income (loss) per share is calculated by dividing net income (loss) attributable to Class A common shareholders by the weighted-average shares of Class A common shares outstanding without the consideration for potential dilutive securities. Diluted net income (loss) per share represents basic net income (loss) per share adjusted to include the potentially dilutive effect of outstanding unvested share awards, warrants, and PWP OpCo Units that are exchangeable into shares of Class A common stock on a one-for-one basis. Diluted net income (loss) per share is computed by dividing the net income attributable to Class A common shareholders by the weighted-average number of shares of Class A common stock outstanding for the period determined using the treasury stock method and if-converted method, as applicable.
Contingencies and Litigation
The Company records loss contingencies if (i) information available prior to issuance of the consolidated financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the consolidated financial statements; and (ii) the amount of loss can be reasonably estimated. If one or both criteria for accrual are not met, but there is at least a reasonable possibility that a loss will occur, no accrual for a loss contingency is recorded. However, the Company describes the contingency and provides detail, when possible, of the estimated potential loss or range of loss. If an estimate cannot be made, a statement to that effect is made. Costs incurred with defending matters are expensed as incurred. Accruals related to loss contingencies are recorded in Other income (expenses) in the Consolidated Statements of Operations.
Comprehensive Income (Loss)
Comprehensive income (loss) consists of Net income (loss) and Other comprehensive income (loss). The Company’s Other comprehensive income (loss) is comprised of foreign currency cumulative translation adjustments.
Recently Adopted Accounting Pronouncements
Leases—Effective January 1, 2019, the Company adopted the new lease accounting standard, ASU 2016-02, Leases (“ASU 2016-02”) which requires lessees to recognize on its Balance Sheet (Statement of Financial Condition), assets and liabilities for all leases, other than the leases that meet the definition of short-term leases, at the option of the lessee.
The Company used the alternative transition approach which allows the guidance to be applied initially at the adoption date without restating comparative periods. The Company did not have a cumulative-effect adjustment to retained earnings as of the date of adoption. The Company elected the transition package of practical expedients to alleviate certain operational complexities related to the adoption, but has not elected the use of hindsight practical expedient. Following the adoption of the lease standard, the present value of the Company’s lease commitments for leases with terms of more than one year and related assets are reflected as Lease liabilities and Right-of-use lease assets on the Consolidated Statements of Financial Condition. The impact of adoption of the lease guidance as of January 1, 2019 did not have any material impact on the Consolidated Statements of Operations or Consolidated Statements of Cash Flows, but had the following impact on the Consolidated Statements of Financial Condition:

	Adoption
	December 31, 2018	Adjustments	January 1, 2019
Right-of-use lease assets	$—	$70,199	$70,199
Lease liabilities	—	78,394	78,394
Deferred rent	8,927	(8,927)	—
Prepaid expenses and other assets	28,959	(732)	28,227
See Note 5—Leases for additional information regarding the Company’s leases.
Credit Losses on Financial Instruments—In June 2016, the FASB issued ASU 2016-13. ASU 2016-13 provides amendments to ASC Topic 326, Financial Instruments – Credit Losses, which amend the guidance on the impairment of financial instruments and adds an impairment model (the current expected credit loss (CECL) model) that is based on expected losses rather than incurred losses. Entities recognize an allowance for its estimate of expected credit losses as of the end of each reporting period. On January 1, 2020 the Company adopted ASU 2016-13 using the modified retrospective approach by means of a cumulative-effect adjustment to decrease retained earnings by $0.2 million as of January 1, 2020.
Future Adoption of Accounting Pronouncements
No changes to U.S. GAAP that are not yet effective are expected to have a material effect on the Company’s consolidated financial statements.